Inventory	9 Months Ended
Sep. 30, 2026
Inventory
Inventory

5. Inventory

	September 30, 2026	December 31, 2025
Process material stockpiles	$2,340	$3,016
Concentrate inventory	6,403	4,230
Materials and supplies	6,722	4,950
	$15,465	$12,196

The amount of inventory recognized as an expense for the three and nine months ended September 30, 2026 totaled $18,504 and $48,335 (three and nine months ended September 2025 – $11,137 and $30,597). See Note 13 for further details.